RELATED PARTIES - Executive Directors' and Prescribed Officers' Remuneration (Details)	12 Months Ended
	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) ZAR (R)	Dec. 31, 2019 USD ($) ZAR (R)
Disclosure of transactions between related parties [line items]
Single total figure of remuneration | $		$ 2,150,550	$ 1,485,000	$ 1,174,000
Convenience conversation average exchange rate USD/ZAR)	14.7842		16.4506	14.445
Deferred Share Plan (DSP) | Minimum
Disclosure of transactions between related parties [line items]
Vesting period	3 years	3 years
Deferred Share Plan (DSP) | Maximum
Disclosure of transactions between related parties [line items]
Vesting period	5 years	5 years
Executive Directors
Disclosure of transactions between related parties [line items]
Pension scheme benefits	R 2,930,000
Cash in lieu of dividends	67,000
Other benefits	681,000
Other Payments	22,974,000
Single total figure of remuneration	83,323,000	$ 5,636,000	$ 3,138,000	$ 5,097,000
Executive Directors | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	28,133,000
Executive Directors | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	10,289,000
A Calderon
Disclosure of transactions between related parties [line items]
Pension scheme benefits	2,066,000
Cash in lieu of dividends	0
Other benefits	156,000
Other Payments	0
Single total figure of remuneration	40,813,000	2,761,000	0	0
A Calderon | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	20,481,000
A Calderon | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	10,289,000
KC Ramon
Disclosure of transactions between related parties [line items]
Pension scheme benefits	864,000
Cash in lieu of dividends	67,000
Other benefits	525,000
Other Payments	22,974,000
Single total figure of remuneration	42,510,000	2,875,000	3,138,000	5,097,000
KC Ramon | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	7,652,000
KC Ramon | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Total prescribed officers
Disclosure of transactions between related parties [line items]
Pension scheme benefits	2,788,000
Cash in lieu of dividends	247,000
Other benefits	8,951,000
Other Payments	22,871,000
Single total figure of remuneration	211,251,000	14,289,000	14,490,000	20,962,000
Total prescribed officers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	83,953,000
Total prescribed officers | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	35,072,000
SD Bailey
Disclosure of transactions between related parties [line items]
Pension scheme benefits	0
Cash in lieu of dividends	30,000
Other benefits	1,246,000
Other Payments	0
Single total figure of remuneration	24,738,000	1,673,000	2,019,000	2,190,000
SD Bailey | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	15,752,000
SD Bailey | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
I Boninelli
Disclosure of transactions between related parties [line items]
Pension scheme benefits	0
Cash in lieu of dividends	0
Other benefits	131,000
Other Payments	0
Single total figure of remuneration	8,947,000	605,000	0	0
I Boninelli | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	4,091,000
I Boninelli | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
VA Chamberlain
Disclosure of transactions between related parties [line items]
Pension scheme benefits	137,000
Cash in lieu of dividends	0
Other benefits	29,000
Other Payments	264,000
Single total figure of remuneration	8,957,000	606,000	0	0
VA Chamberlain | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	7,228,000
VA Chamberlain | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
PD Chenard
Disclosure of transactions between related parties [line items]
Pension scheme benefits	0
Cash in lieu of dividends	0
Other benefits	1,489,000
Other Payments	0
Single total figure of remuneration	2,264,000	153,000	1,250,000	3,292,000
PD Chenard | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
PD Chenard | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Pension scheme benefits	291,000
Cash in lieu of dividends	54,000
Other benefits	1,548,000
Other Payments	0
Single total figure of remuneration	18,644,000	1,261,000	2,673,000	4,742,000
GJ Ehm | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	6,359,000
GJ Ehm | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
L Eybers
Disclosure of transactions between related parties [line items]
Pension scheme benefits	291,000
Cash in lieu of dividends	52,000
Other benefits	1,578,000
Other Payments	0
Single total figure of remuneration	33,870,000	2,291,000	2,686,000	4,659,000
L Eybers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	21,189,000
L Eybers | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
MC Godoy
Disclosure of transactions between related parties [line items]
Pension scheme benefits	141,000
Cash in lieu of dividends	0
Other benefits	358,000
Other Payments	0
Single total figure of remuneration	42,235,000	2,857,000	0	0
MC Godoy | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	4,782,000
MC Godoy | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	35,072,000
I Kramer
Disclosure of transactions between related parties [line items]
Pension scheme benefits	301,000
Cash in lieu of dividends	15,000
Other benefits	48,000
Other Payments	602,000
Single total figure of remuneration	8,833,000	598,000	468,000	0
I Kramer | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	5,459,000
I Kramer | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
L Marwick
Disclosure of transactions between related parties [line items]
Pension scheme benefits	629,000
Cash in lieu of dividends	13,000
Other benefits	271,000
Other Payments	0
Single total figure of remuneration	21,182,000	1,433,000	1,241,000	0
L Marwick | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	13,735,000
L Marwick | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
S Ntuli
Disclosure of transactions between related parties [line items]
Pension scheme benefits	756,000
Cash in lieu of dividends	36,000
Other benefits	2,239,000
Other Payments	17,599,000
Single total figure of remuneration	34,970,000	2,365,000	2,322,000	2,565,000
S Ntuli | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	5,358,000
S Ntuli | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
TR Sibisi
Disclosure of transactions between related parties [line items]
Pension scheme benefits	242,000
Cash in lieu of dividends	47,000
Other benefits	14,000
Other Payments	4,406,000
Single total figure of remuneration	6,611,000	$ 447,000	$ 1,831,000	$ 3,514,000
TR Sibisi | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
TR Sibisi | Sign-on awards granted
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
ZAR denominated | Executive Directors
Disclosure of transactions between related parties [line items]
Base Salary	6,104,000
ZAR denominated | A Calderon
Disclosure of transactions between related parties [line items]
Base Salary	0
ZAR denominated | KC Ramon
Disclosure of transactions between related parties [line items]
Base Salary	6,104,000
ZAR denominated | Total prescribed officers
Disclosure of transactions between related parties [line items]
Base Salary	24,533,000
ZAR denominated | SD Bailey
Disclosure of transactions between related parties [line items]
Base Salary	4,648,000
ZAR denominated | I Boninelli
Disclosure of transactions between related parties [line items]
Base Salary	4,725,000
ZAR denominated | VA Chamberlain
Disclosure of transactions between related parties [line items]
Base Salary	1,047,000
ZAR denominated | PD Chenard
Disclosure of transactions between related parties [line items]
Base Salary	440,000
ZAR denominated | GJ Ehm
Disclosure of transactions between related parties [line items]
Base Salary	0
ZAR denominated | L Eybers
Disclosure of transactions between related parties [line items]
Base Salary	0
ZAR denominated | MC Godoy
Disclosure of transactions between related parties [line items]
Base Salary	0
ZAR denominated | I Kramer
Disclosure of transactions between related parties [line items]
Base Salary	2,408,000
ZAR denominated | L Marwick
Disclosure of transactions between related parties [line items]
Base Salary	4,706,000
ZAR denominated | S Ntuli
Disclosure of transactions between related parties [line items]
Base Salary	5,415,000
ZAR denominated | TR Sibisi
Disclosure of transactions between related parties [line items]
Base Salary	1,144,000
USD/AUD denominated | Executive Directors
Disclosure of transactions between related parties [line items]
Base Salary	12,145,000
USD/AUD denominated | A Calderon
Disclosure of transactions between related parties [line items]
Base Salary	7,821,000
USD/AUD denominated | KC Ramon
Disclosure of transactions between related parties [line items]
Base Salary	4,324,000
USD/AUD denominated | Total prescribed officers
Disclosure of transactions between related parties [line items]
Base Salary	32,836,000
USD/AUD denominated | SD Bailey
Disclosure of transactions between related parties [line items]
Base Salary	3,062,000
USD/AUD denominated | I Boninelli
Disclosure of transactions between related parties [line items]
Base Salary	0
USD/AUD denominated | VA Chamberlain
Disclosure of transactions between related parties [line items]
Base Salary	252,000
USD/AUD denominated | PD Chenard
Disclosure of transactions between related parties [line items]
Base Salary	335,000
USD/AUD denominated | GJ Ehm
Disclosure of transactions between related parties [line items]
Base Salary	10,392,000
USD/AUD denominated | L Eybers
Disclosure of transactions between related parties [line items]
Base Salary	10,760,000
USD/AUD denominated | MC Godoy
Disclosure of transactions between related parties [line items]
Base Salary	1,882,000
USD/AUD denominated | I Kramer
Disclosure of transactions between related parties [line items]
Base Salary	0
USD/AUD denominated | L Marwick
Disclosure of transactions between related parties [line items]
Base Salary	1,828,000
USD/AUD denominated | S Ntuli
Disclosure of transactions between related parties [line items]
Base Salary	3,567,000
USD/AUD denominated | TR Sibisi
Disclosure of transactions between related parties [line items]
Base Salary	R 758,000